Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt [Abstract]
Long-term debt
		December 31,
		2015	2014
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	$17,780	$20,140
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	11,420	14,220
(c)	Eton, Benmore and Ingram	16,043	17,531
(d)	Tasman and Santon	9,929	11,153
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	42,518	45,946
(f)	Andros, Dilos, Ios, Sifnos, Tinos	21,128	25,401
(g)	Kassos, Tilos, Halki, Symi	23,627	25,591
(h)	Aegean III, VIII	341	1,706
(i)	Aegean Barges	977	1,393
(j)	Seatra	4,233	5,178
(k)	Overdraft facility under senior secured credit facility dated 3/21/2014	3,786	4,232
(l)	Corporate credit facility dated 3/11/2013	-	59,000
(m)	Senior convertible notes 2013	77,911	75,411
(n)	Senior convertible notes 2015	42,658	-
(o)	Trade credit facility dated 9/16/2015	75,000	115,000
(p)	Term loan facility agreement dated 10/7/2015	119,812	-
Total		467,163	421,902
Less: Current portion		(26,398)	(38,612)
Long-term portion		$440,765	$383,290

Principal payments
Amount
2016	$26,398
2017	92,295
2018	193,344
2019	73,845
2020	41,062
Thereafter	54,200
Total principal payments	481,144
Less: Unamortized portion of notes' discount	(13,981)
Total long-term debt	$467,163